Segment Disclosures and Related Information (Tables)	12 Months Ended
Dec. 31, 2019
Segment Disclosures and Related Information [Abstract]
Sales and Other Operating Revenues
Analysis of Results by Operating Segment
Millions of Dollars
2019 ** 2018 ** 2017 **
Sales and Other Operating Revenues
Alaska $ 5,483 5,740 4,224
Lower 48 15,514 17,029 12,968
Intersegment eliminations (46) (40) (4)
Lower 48 15,468 16,989 12,964
Canada 2,910 3,184 3,178
Intersegment eliminations (1,141) (1,160) (559)
Canada 1,769 2,024 2,619
Europe, Middle East and North Africa 5,101 6,635 5,181
Asia Pacific 4,525 4,861 4,014
Other International - - -
Corporate and Other 221 168 104
Consolidated sales and other operating revenues $ 32,567 36,417 29,106

Depreciation, Depletion, Amortization and Impairments
Depreciation, Depletion, Amortization and Impairments
Alaska $ 805 760 1,026
Lower 48 3,224 2,370 6,693
Canada 232 324 461
Europe, Middle East and North Africa 887 1,041 1,313
Asia Pacific 1,285 1,382 3,819
Other International - - -
Corporate and Other 62 106 134
Consolidated depreciation, depletion, amortization

and impairments
$ 6,495 5,983 13,446
The market for our products is large and diverse, therefore,

our sales and other operating revenues are not
dependent upon any single customer.

Equity in Earnings of Affiliates
Millions of Dollars
2019
**
2018
**
2017
**
Equity in Earnings of Affiliates
Alaska $ 7 6 7
Lower 48 (159) 1 5
Canada - - 197
Europe, Middle East and North Africa 470 744 534
Asia Pacific 461 323 29
Other International - - -
Corporate and Other - - -
Consolidated equity in earnings of affiliates $ 779 1,074 772

Income Taxes
Income Taxes
Alaska $ 472 376 (689)
Lower 48
137 474 (2,453)
Canada
(43) (96) (616)
Europe, Middle East and North Africa
1,425 2,259 1,120
Asia Pacific
501 728 396
Other International
8 30 21
Corporate and Other
(233) (103) 399
Consolidated income taxes $ 2,267 3,668 (1,822)

Net Income Attributable to ConocoPhillips
Net Income (Loss) Attributable to ConocoPhillips
Alaska $
1,520 1,814 1,466
Lower 48
436 1,747 (2,371)
Canada
279 63 2,564
Europe, Middle East and North Africa
3,170 2,594 1,116
Asia Pacific
1,483 1,342 (1,661)
Other International
263 364 167
Corporate and Other
38 (1,667) (2,136)
Consolidated net income (loss) attributable to ConocoPhillips $ 7,189 6,257 (855)

Investments In and Advances To Affiliates
Investments in and Advances to Affiliates
Alaska $ 83 86 56
Lower 48 35 378 402
Canada - - -
Europe, Middle East and North Africa 1,070 1,311 1,402
Asia Pacific 7,265 7,565 7,730
Other International - - -
Corporate and Other - - -
Consolidated investments in and advances to affiliates $ 8,453 9,340 9,590

Total Assets
Millions of Dollars
2019
**
2018
**
2017
**
Total Assets
Alaska $ 15,453 14,648 12,108
Lower 48 14,425 14,888 14,632
Canada 6,350 5,748 6,214
Europe, Middle East and North Africa 9,269 11,276 13,346
Asia Pacific 13,568 14,758 15,509
Other International 285 89 97
Corporate and Other 11,164 8,573 11,456
Consolidated total assets $ 70,514 69,980 73,362

Capital Expenditures and Investments
Capital Expenditures and Investments
Alaska $ 1,513 1,298 815
Lower 48 3,394 3,184 2,136
Canada 368 477 202
Europe, Middle East and North Africa 708 877 872
Asia Pacific 584 718 482
Other International 8 6 21
Corporate and Other 61 190 63
Consolidated capital expenditures and investments $ 6,636 6,750 4,591

Interest Income and Expense
Interest Income and Expense
Interest income
Alaska $ - - -
Lower 48 - - -
Canada - - -
Europe, Middle East and North Africa 11 12 11
Asia Pacific 6 5 -
Other International - - -
Corporate and Other 149 80 101
Interest and debt expense
Corporate and Other $ 778 735 1,098

Geographic Information
Geographic Information
Millions of Dollars
Sales and Other Operating Revenues
(1)
Long-Lived Assets
(2)
2019 2018 2017 2019 2018 2017
United States
(3)
$ 21,159 22,740 17,204 26,566 26,838 23,623
Australia and Timor-Leste
(4)
1,647 1,798 1,448 7,228 9,301 9,657
Canada 1,769 2,024 2,619 5,769 5,333 5,613
China 772 836 712 1,447 1,380 1,275
Indonesia 875 886 757 605 669 758
Libya 1,103 1,142 586 668 679 699
Malaysia 1,230 1,346 1,103 1,871 2,327 2,736
Norway 2,349 2,886 2,348 5,258 5,582 6,154
United Kingdom 1,649 2,606 2,248 2 1,583 3,335
Other foreign countries 14 153 81 1,308 1,346 1,423
Worldwide consolidated $ 32,567 36,417 29,106 50,722 55,038 55,273

Sales and Other Operating Revenues by Product
Sales and Other Operating Revenues by Product
Crude oil $ 18,482 19,571 13,260
Natural gas 8,715 10,720 10,773
Natural gas liquids 814 1,114 1,102
Other* 4,556 5,012 3,971
Consolidated sales and other operating revenues

by product
$ 32,567 36,417 29,106
*Includes LNG and bitumen.
**Prior periods have been updated

to reflect the Middle East Business

Unit moving from

Asia Pacific to the Europe,

Middle East

and North
Africa segment.